NON-CONTROLLING INTERESTS - Summary of Certain Financial Information of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	$ 73,475	$ 64,005
Total assets	94,809	76,128
Total Liabilities	58,353	46,149
Total
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	62,171	52,336
Total assets	81,860	62,909
Total borrowings	24,883	19,796
Total Liabilities	46,184	34,756
Carrying value of non-controlling interests	26,168	18,863
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	65	106
Total assets	140	112
Total borrowings	12	12
Total Liabilities	15	18
Carrying value of non-controlling interests	44	75
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	4,944	5,878
Total assets	5,100	6,055
Total borrowings	1,306	1,320
Total Liabilities	1,476	1,609
Carrying value of non-controlling interests	2,011	2,463
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	2,586	2,919
Total assets	3,637	3,662
Total borrowings	913	1,159
Total Liabilities	1,357	1,249
Carrying value of non-controlling interests	1,621	$ 1,713
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Property, plant and equipment, at fair value	6,817	$ 7,293
Total assets	8,336	8,396
Total borrowings	3,585	3,704
Total Liabilities	5,141	5,117
Carrying value of non-controlling interests	2,106	2,411
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	3,917	2,357
Total assets	4,148	2,538
Total borrowings	599	462
Total Liabilities	2,118	1,611
Carrying value of non-controlling interests	1,955	917
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	7,253	4,700
Total assets	11,272	9,535
Total borrowings	2,659	1,169
Total Liabilities	6,138	5,424
Carrying value of non-controlling interests	5,312	3,682
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	125	7
Total assets	176	9
Total borrowings	80	0
Total Liabilities	222	10
Carrying value of non-controlling interests	(9)	0
Neoen
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	7,135	0
Total assets	14,186	0
Total borrowings	4,579	0
Total Liabilities	10,611	0
Carrying value of non-controlling interests	$ 3,583	$ 0
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%	50.00%	50.00%
Property, plant and equipment, at fair value	$ 2,346	$ 2,463
Total assets	2,589	2,747
Total borrowings	130	144
Total Liabilities	171	192
Carrying value of non-controlling interests	$ 1,263	$ 1,332
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%	25.00%	25.00%
Property, plant and equipment, at fair value	$ 996	$ 1,024
Total assets	1,007	1,036
Total borrowings	394	439
Total Liabilities	406	447
Carrying value of non-controlling interests	$ 125	122
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	77.40%
Property, plant and equipment, at fair value	$ 12,431	10,585
Total assets	13,958	11,601
Total borrowings	3,251	3,000
Total Liabilities	7,443	6,498
Carrying value of non-controlling interests	$ 5,041	3,948
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	1.50%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	41.70%
Property, plant and equipment, at fair value	$ 7,933	9,718
Total assets	8,731	10,528
Total borrowings	5,006	6,056
Total Liabilities	7,281	9,106
Carrying value of non-controlling interests	$ 862	847
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Property, plant and equipment, at fair value	$ 645	992
Total assets	975	1,261
Total borrowings	270	295
Total Liabilities	466	630
Carrying value of non-controlling interests	$ 342	335
Onpath | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	62.60%
Onpath | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Other
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	$ 4,978	4,294
Total assets	7,605	5,429
Total borrowings	2,099	2,036
Total Liabilities	3,339	2,845
Carrying value of non-controlling interests	$ 1,912	$ 1,018
Bottom of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%	43.00%	43.00%
Bottom of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%	69.00%	23.00%
Bottom of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Top of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%	60.00%	60.00%
Top of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	71.00%	71.00%
Top of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Top of range | Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Carrying value of non-controlling interests	$ 26,168	$ 18,863
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%	71.00%
Participating non-controlling interests – in operating subsidiaries | Neoen
Disclosure of subsidiaries [line items]
Interests held by third parties	93.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	42.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%	77.00%	77.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	57.00%	50.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Other
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties		78.00%	78.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	80.00%	80.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	51.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Other
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%